STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Common Stock	Additional Paid-in Capital	(Deficit)	Total
Balance at Dec. 31, 2018	$ 10,950	$ 4,183,129	$ (3,840,549)	$ 353,530
Balance (in shares) at Dec. 31, 2018	10,950,000
Net income (loss) for the year	$ 0	0	34,894	34,894
Balance at Dec. 31, 2019	$ 10,950	4,183,129	(3,805,655)	388,424
Balance (in shares) at Dec. 31, 2019	10,950,000
Net income (loss) for the year	$ 0	0	(45,570)	(45,570)
Balance at Dec. 31, 2020	$ 10,950	4,183,129	(3,851,225)	342,854
Balance (in shares) at Dec. 31, 2020	10,950,000
Net income (loss) for the year	$ 0	0	(40,955)	(40,955)
Balance at Dec. 31, 2021	$ 10,950	$ 4,183,129	$ (3,892,180)	$ 301,899
Balance (in shares) at Dec. 31, 2021	10,950,000